Financial Instruments - Inception Gains And Losses (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Changes in aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss [abstract]
Unamortized net gain at beginning of year	$ 9	$ 49	$ 105
New inception gains (losses)(1)	(13)	3	(14)
Change in foreign exchange rates	0	0	5
Amortization recorded in net earnings during the year	(29)	(43)	(47)
Unamortized net gain (loss) at end of year(2)	$ (33)	$ 9	$ 49